Stock-Based Compensation	12 Months Ended
Sep. 30, 2012
Share-based Compensation [Abstract]
Stock-Based Compensation
(14) STOCK-BASED COMPENSATION

The Company's stock-based compensation plans include stock options, performance shares, restricted stock and restricted stock units. Although the Company has discretion, shares distributed under these plans are issued from treasury stock.

Stock Options
The Company's stock option plans permit key officers and employees to purchase common stock at specified prices. Awards from the 2011 plan were granted at 100 percent of the closing market price of the Company's common stock on the date of grant, while prior awards were granted at 100 percent of the average of the high and low market prices on the date of grant. Options generally vest one-third each year and expire 10 years from the date of grant. Compensation expense is recognized ratably over the vesting period based on the number of options expected to vest. As of September 30, 2012, 19.7 million options were available for grant under the plans.

Changes in shares subject to option during the year ended September 30, 2012 follow:

(shares in thousands)	Average Exercise Price Per Share	Shares	Total Intrinsic Value of Awards	Average Remaining Life (Years)
Beginning of year	$43.16	15,952
Options granted	$44.03	945
Options exercised	$29.62	(1,844)
Options canceled	$49.08	(450)
End of year	$44.75	14,603	$93	6.0
Exercisable at year end	$42.34	10,540	$87	5.1

The weighted-average grant date fair value per option was $7.53, $11.00 and $8.51 for 2012, 2011 and 2010, respectively. Cash received for option exercises was $42 in 2012, $65 in 2011 and $53 in 2010. The total intrinsic value of options exercised was $38, $49 and $59 in 2012, 2011 and 2010, respectively, and the actual tax benefit realized from tax deductions related to option exercises was $11, $16 and $4, respectively.

The grant date fair value of options is estimated using the Black-Scholes option-pricing model. Weighted-average assumptions used in valuations for 2012, 2011 and 2010 follow: risk-free interest rate, based on U.S. Treasury yields, 1.3 percent, 1.9 percent and 3.0 percent; dividend yields, 3.7 percent, 2.6 percent and 3.2 percent; and expected volatility, based on historical volatility, 27 percent, 25 percent and 25 percent. The expected life of an option is 7 years based on historical experience and expected future exercise patterns.

Performance Shares, Restricted Stock and Restricted Stock Units
The Company's incentive shares plans include performance share awards which distribute the value of common stock to key management employees subject to certain operating performance conditions and other restrictions. Distribution is primarily in shares of common stock and partially in cash. Compensation expense is recognized over the service period based on the number of awards expected to be ultimately earned. Performance share awards are accounted for as liabilities in accordance with ASC 718, Compensation - Stock Compensation, with compensation expense adjusted at the end of each reporting period to reflect the change in fair value of the awards.

As a result of the Company achieving the performance objective at the end of 2010 for performance shares primarily awarded in 2007, and employees providing an additional year of service, 4,777,248 rights to receive common shares vested and were distributed to participants in 2011 as follows: 2,841,534 issued in shares, 1,661,045 withheld for income taxes and 274,669 paid in cash. As of September 30, 2012 and 2011, 5,273,566 and 5,367,146 rights to receive common shares (awarded primarily in 2010) were outstanding, contingent on the Company achieving the performance objective through 2013 plus the provision of service by the employees.

Incentive shares plans also include restricted stock awards, which involve distribution of common stock to key management employees subject to cliff vesting at the end of service periods ranging from three to ten years. The fair value of restricted stock awards is determined based on the average of the high and low market prices of the Company's common stock on the date of grant, with compensation expense recognized ratably over the applicable service period. In 2012, 345,946 shares of restricted stock vested as a result of participants fulfilling the applicable service requirements and, accordingly, 209,168 shares were issued while 136,778 shares were withheld for income taxes in accordance with minimum withholding requirements. As of September 30, 2012, there were 1,525,000 shares of unvested restricted stock outstanding.

Changes in awards outstanding but not yet earned under the incentive shares plans during the year ended
September 30, 2012 follow:

(shares in thousands)	Shares	Average Grant Date Fair Value Per Share
Beginning of year	7,101	$39.38
Granted	340	$42.41
Earned/vested	(346)	$38.68
Canceled	(296)	$39.71
End of year	6,799	$39.55

The total fair value of shares vested under incentive shares plans was $15, $276 and $42, respectively, in 2012, 2011 and 2010, of which $6, $113 and $15, respectively, was paid in cash, primarily for tax withholding. As of September 30, 2012, 10 million shares remained available for award under the incentive shares plans.

Total compensation expense for the stock option and incentive shares plans was $100, $121 and $217, for 2012, 2011 and 2010, respectively. The decrease from 2011 to 2012 reflects a stock option award in 2011 and no incentive stock plan overlap in 2012. The decrease from 2010 to 2011 reflects changes in the Company's stock price and the vesting and payment of a portion of the 2007 awards early in 2011. Income tax benefits recognized in the income statement for these compensation arrangements during 2012, 2011 and 2010 were $28, $32 and $65, respectively. As of September 30, 2012, there was $122 of total unrecognized compensation cost related to unvested awards granted under these plans, which is expected to be recognized over a weighted-average period of 1.6 years.

In addition to the stock option and incentive shares plans, in 2012 the Company awarded 22,921 shares of restricted stock and 4,818 restricted stock units under the restricted stock plan for nonmanagement directors. As of September 30, 2012, 290,813 shares remained available for issuance under this plan.